Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP - CenterSquare Real Estate Fund - Class 1 | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP - CenterSquare Real Estate Fund - Class 1 | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Other REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
CTIVP - CenterSquare Real Estate Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP - CenterSquare Real Estate Fund - Class 2 | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Other REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
CTIVP - CenterSquare Real Estate Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%